Fair Value Measurements (Tables)	2 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy of valuation techniques
	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Investments held in Trust Account:
U.S. Treasury Securities	$249,999,104	$-	$-

	$249,999,104	$-	$-